Financial instruments - fair values (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Financial instruments fair values and risk management [Line Items]
Summary of Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value
The following are the fair values and carrying amounts of financial assets and liabilities in the interim condensed consolidated statement of financial position:

	Carrying Amount June 30, 2022	Fair Value June 30, 2022	Carrying Amount December 31, 2021	Fair Value December 31, 2021
	€ ‘000s (Unaudited)	€ ‘000s (Unaudited)	€ ‘000s (Audited)	€ ‘000s (Audited)
Assets
Loans receivable	11,179	11,179	25,516	25,516
Trade and other receivables	110,237	110,237	119,841	119,841
Regulatory deposits	9,132	9,132	8,594	8,594
Restricted cash	109,365	109,365	60,296	60,296
Cash and cash equivalents	220,020	220,020	293,798	293,798
Financial assets
Investments in non-listed equity instruments	1,687	1,687	1,685	1,685

Total	461,620	459,994	509,730	509,730

Liabilities
Warrant Liability (at fair value through profit/loss)	17,418	17,418	—	—
Earnout Liability (at fair value through profit/loss)	73,798	73,798	—	—
Trade and other payables	110,265	110,265	134,930	134,930
Lease liabilities	14,857	14,857	16,249	16,249
Deferred consideration	—	—	13,200	13,200
Interest-bearing loans and borrowings	1,233	1,233	3,772	3,772
Customer liabilities (at fair value through profit/loss)	49,498	49,498	51,959	51,959

Total	267,069	267,069	220,110	220,110

Net	194,551	192,865	289,620	289,620

The following are the fair values and carrying amounts of financial assets and liabilities in the Consolidated Statement of Financial Position:

	Carrying Amount December 31, 2021 € ‘000s	Fair Value December 31, 2021 € ‘000s	Carrying Amount December 31, 2020 € ‘000s	Fair Value December 31, 2020 € ‘000s

Assets
Loans receivable	25,516	25,516	39,804	39,804
Trade and other receivables	119,841	119,841	75,008	75,008
Regulatory deposits	8,594	8,594	2,901	2,901
Restricted cash	60,296	60,296	12,093	12,093
Cash and cash equivalents	293,798	293,798	138,540	138,540

Total	508,045	508,045	268,346	268,346

Liabilities Trade and other payables	134,930	134,930	136,869	136,869
Lease liabilities	16,249	16,249	9,072	9,072
Deferred consideration	13,200	13,200	2,089	2,089
Interest-bearing loans and borrowings	3,772	3,772	210,723	210,723
Customer liabilities (at fair value through profit/loss)	51,959	51,959	43,709	43,709

Total	220,110	220,110	402,462	402,462

Net	287,935	287,935	(134,116)	(134,116)

Summary of detailed information about financial instruments

	For the six months ended June
	2022	2021
	€ ‘000s (Unaudited)	€ ‘000s (Unaudited)
Opening balance	13,081	—
Gain or loss on initial recognition	—	22,589
Changes in fair value during the period	5,722	(11,576)
Closing balance	18,803	11,013

2021
€ ‘000s
Opening balance	—
Gain or loss on initial recognition	22,589
Changes in fair value during the period	(9,508)

Closing balance	13,081

Summary of Tabular Form Of Interest Bearing Loans And Borrowings
Interest-bearing
loans and borrowings

	December 31,	December 31,
	2021 € ‘000s	2020 € ‘000s

Current interest-bearing loans and borrowings
Financial institution loan (ZAR 1.25% interest)	1,537	—
Financial institution loan (ZAR 15% interest)	1,318	—
Financial institution loan (GBP 3-month LIBOR plus 5%)	—	82,641
Financial institution loan (CAD 3-month LIBOR plus 5%)	—	258
Financial institution loan (CHF 3-month LIBOR plus 5%)	—	843
Financial institution loan (EUR 3-month LIBOR plus 5%)	—	95,296
Financial institution loan (EUR 6% interest)	—	2,591
Other loans (NGN 0%)	126	—
Other loans (EUR 0%)	27	2,093

Total current interest-bearing loans and borrowings	3,008	183,722

Non-current interest-bearing loans and borrowings
Financial institution loan (ZAR 1.25% interest)	764	—
Financial institution loan (EUR 3-month LIBOR plus 3%)	—	2,254
Financial institution loan (USD 6% interest)	—	2,044
Financial institution loan (EUR 6% interest)	—	22,703

Total non-current interest-bearing loans and borrowings	764	27,001

Summary of Tabular Form Of Analysis Of Loan And Borrowings
Analysis of loans and borrowings for the year ended 31 December 2021

Facility	Maturity	Interest rate	Currency	Facility amount ‘000s

Financial institution loan	15-Jun-22	15%	ZAR	R75,032
Financial institution loan	31-Aug-23	1.25%	ZAR	R49,944
Other loans	On demand	0%	EUR	Unspecified
Other loans	On demand	0%	NGN	Unspecified
Analysis of loans and borrowings for the year ended 31 December 2020

Facility	Maturity	Interest rate	Currency	Facility amount ‘000s

Financial institution loan	On demand	3- month LIBOR plus 5%	GBP	£75,000
Financial institution loan	On demand	3- month LIBOR plus 5%	Multi-currency	€90,000
Financial institution loan	On demand	3- month LIBOR plus 5%	EUR	€11,500
Financial institution loan	On demand	3- month LIBOR plus 5%	EUR	€6,000
Financial institution loan	27-Nov-24	6%	EUR	€10,000
Financial institution loan	21-Feb-23	3- month LIBOR plus 3%	EUR	€10,000
Financial institution loan	02-Oct-23	6%	USD	$5,000
Financial institution loan	07-Mar-21	6%	EUR	€5,000
Financial institution loan	28-Mar-24	6%	Multi-currency	€10,000
Financial institution loan	27-Nov-24	6%	EUR	€10,000
Other loans	On demand	0%	EUR	Unspecified
Other loans	On demand	1.5%	EUR	€25,600

Summary of cash flows for financial liabilities	The following table shows the cash flows for financial liabilities.

	Carrying amount € ‘000s	Contractual cashflows € ‘000s	less than 1 year € ‘000s	1-2 years € ‘000s	3-5 years € ‘000s	Over 5 years € ‘000s
At December 31, 2021
Trade payables	77,651	77,651	77,651	—	—	—
Accruals	57,279	57,279	57,279	—	—	—
Other payables	1,106	1,106	1,106	—	—	—
Customer liabilities	51,959	51,959	51,959	—	—	—
Lease liabilities	16,249	19,236	5,746	5,422	7,914	154
Deferred consideration	13,200	13,200	13,200	—	—	—
Interest-bearing loans and borrowings principal	3,327	3,327	2,563	764	—	—
Interest-bearing loans and borrowings interest	445	560	556	4	—	—

	221,216	224,318	210,060	6,190	7,914	154

At December 31, 2020
Trade payables	75,249	75,249	75,249	—	—	—
Accruals	61,620	61,620	61,620	—	—	—
Other payables	2,132	2,132	2,132	—	—	—
Customer liabilities	43,709	43,709	43,709	—	—	—
Lease liabilities	9,072	11,374	2,586	2,568	6,220	—
Deferred consideration	2,089	2,089	2,089	—	—	—
Interest-bearing loans and borrowings principal	200,417	200,416	174,568	—	25,848	—
Interest-bearing loans and borrowings interest	10,306	16,617	9,250	—	7,367	—

	404,594	413,206	371,203	2,568	39,435	—

Summary of reconciliation of liabilities arising from financing activities
Changes in liabilities arising from financing activities

	Interest-bearing loans and borrowings and deferred consideration	Lease liabilities	Total
	€ ‘000s	€ ‘000s	€ ‘000s

At January 1, 2019	146,793	11,457	158,250

Cash inflows	14,610	—	14,610
Cash outflows	—	(2,215)	(2,215)
Eliminated on business combinations	(18,200)	—	(18,200)
Deferred consideration paid	(20,284)	—	(20,284)
Effects of movements in exchange rates	2,444	(1)	2,443
New leases	—	91	91
Increase in deferred consideration	62,500	—	62,500
Arising from business combinations	22,328	—	22,328
Interest	7,174	561	7,735

At December 31, 2019	217,365	9,893	227,258

Cash inflows	7,142	—	7,142
Cash outflows	(15,779)	(2,645)	(18,424)
Loans novated	29,844	—	29,844
Deferred consideration paid	(66,027)	—	(66,027)
Effects of movements in exchange rates	(1,945)	128	(1,817)
New leases	—	196	196
Increase in deferred consideration	25,600	—	25,600
Arising from business combinations	6,306	815	7,121
Interest	10,306	685	10,991

At December 31, 2020	212,812	9,072	221,884

Cash inflows	—	—	—
Cash outflows	(24,641)	(3,413)	(28,054)
Deferred consideration paid	(4,050)	—	(4,050)
Effects of movements in exchange rates	4,124	527	4,651
Disposals	—	(347)	(347)
New leases	—	1,311	1,311
Other	25	—	25
Increase in deferred consideration	15,161	—	15,161
Loans novated - share subscription	(202,625)	—	(202,625)
Arising from business combinations	10,741	8,602	19,343
Liabilities assumed on business combination	2,881
Loans novated	(12)		(12)
Loans waived	(2,808)	—
Interest	5,364	497	5,861

At December 31, 2021	16,972	16,249	33,147

Summary of Earnout Shares will receive Super Group
During the earnout period, the holders of the Earnout Shares will receive Super Group’s shares contingent upon hitting each tranche’s respective hurdle. As this can occur at any point during the earnout period the Earnout liability was valued using a Monte Carlo simulation. Key valuation assumptions are as follows:

	Tranche I ($11.50)	Tranche II ($12.50)	Tranche III ($14.00)
Share price ($)	4.1	4.1	4.1
Exercise price ($)	0	0	0
Volatility	44.3%	44.3%	44.3%
Time to expiration (years)	4.575	4.575	4.575
Risk-free rate	3.01%	3.01%	3.01%
Any increase or decrease in the share price volatility of
5
%, leaving all other assumptions unchanged, would result in an increase in the fair value of the Earnout Shares of approximately €
10.9
 million or a decrease in the fair value of the Earnout Shares of approximately €
16.5
 million, respectively.

Summary of Private Warrants are classified as level 3 due to the use of unobservable inputs
Private Warrants are classified as level 3 due to the use of unobservable inputs. The fair value is determined using a Black Scholes model. Key valuation assumptions are as follows:

Share price ($)	4.1
Exercise price ($)	11.5
Volatility	44.3%
Time to expiration (years)	3.25
Risk free rate	2.99%

Super Group (SGHC) Limited
Financial instruments fair values and risk management [Line Items]
Summary of Tabular Form Of Analysis Of Loan And Borrowings

Facility	Maturity	Interest rate	Currency	Facility amount
Other loans	On demand	0%	EUR	Unspecified
Other loans	On demand	0%	GBP	Unspecified
Other loans	On demand	0%	USD	Unspecified

Summary of cash flows for financial liabilities	The following table shows the cash flows for financial liabilities:

	Carrying amount	Contractual cashflows	less than 1 year	1-2 years	3-5 years	Over 5 years
	€	€	€	€	€	€
At December 31, 2021
Trade payables	3,187	3,187	3,187	—	—	—
Accruals	907,063	907,063	907,063	—	—	—
Loans and borrowings	665,745	665,745	665,745	—	—	—

	1,575,995	1,575,995	1,575,995	—	—	—

Summary of reconciliation of liabilities arising from financing activities
Changes in liabilities arising from financing activities

	Loans
	and borrowings	Total
	€	€
At January 1, 2021	—	—
Recharges	639,793	639,793
Effects of movements in exchange rates	25,952	25,952

At December 31, 2021	665,745	665,745